LEASES - Supplemental balance sheet information related to operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease ROU assets	$ 23,567	$ 13,557
Operating lease liabilities, current	7,106	3,802
Operating lease liabilities, non-current	$ 15,604	$ 8,712
Weighted-average remaining lease term (in years)	4 years 6 months	4 years 5 months 19 days
Weighted-average discount rate	4.52%	3.30%